Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.6

Data Compare

Run Date - XXX

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXX	XXX	2025090491			Investor: Qualifying Total Debt Ratio	XXX	XXX	Verified	provide updated 103, 1008 and XXX verified DTI is XXX
XXXX	XXX	2025090436			Original Term		XXX	Verified	Field Value reflects the Note value
XXXX	XXX	2025090436			Amortization Term		XXX	Verified	Field Value reflects Amortization Term per Note
XXXX	XXX	2025090436			Amortization Type		XXX	Verified	Field Value reflects Amortization Type per Note
XXXX	XXX	2025090436			Property Type	XXX	XXX	Verified	Field Value captured from Appraisal or Valuation model in file
XXXX	XXX	2025090436			Lien Position		XXX	Verified	Field Value reflects Lien Position per the Note
XXXX	XXX	2025090436			Contract Sales Price		XXX	Verified	Field Value reflects sales price as it appears on the sales/purchase contract and/or addendum